Segment Results - Summary of Results of Operations for Reporting Segments (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenues:
Rental revenues	$ 4,136	$ 3,763	$ 4,308	$ 4,293	$ 7,844	$ 8,590	$ 11,980	$ 12,898
Total revenues	6,702	6,468	4,767	4,539	13,549	9,087	20,251	13,854
Expenses:
Patient care expense	2,454	2,254	0	0	4,457	0	6,911	0
Facility rent expense	1,640	1,639	1,640	1,639	3,279	3,279	4,919	4,919
Cost of management fees	153	150	161	174	315	325	468	486
Depreciation and amortization	651	652	694	769	1,302	1,545	1,953	2,239
General and administrative expense	972	945	743	714	1,981	1,591	2,953	2,334
Doubtful accounts expense	0	37	790	(135)	77	(137)	77	653
Other operating expenses	204	243	109	297	475	521	679	630
Total expenses	6,074	5,920	4,137	3,458	11,886	7,124	17,960	11,261
Income from operations	628	548	630	1,081	1,663	1,963	2,291	2,593
Other expense (income) :
Interest expense, net	669	666	692	684	1,353	1,399	2,022	2,091
Gain on extinguishment of debt	(146)		0				(146)	0
Other expense, net	122	323	9	(9)	717	135	839	144
Total other expense, net	645	989	701	675	2,070	1,534	2,715	2,235
(Loss) income from continuing operations before income taxes	(17)	(441)	(71)	406	(407)	429	(424)	358
(Loss) income from continuing operations	(17)	(441)	(71)	406	(407)	429	(424)	358
(Loss) income from discontinued operations, net of tax	(22)	(62)	(2)	6	(75)	(31)	(97)	(33)
Net (loss) income	(39)	(503)	(73)	412	(482)	398	(521)	325
Real Estate Services
Revenues:
Rental revenues	4,136	3,763	4,308	4,293	7,844	8,590	11,980	12,898
Total revenues	4,393	4,023	4,767	4,539	8,414	9,087	12,807	13,854
Expenses:
Patient care expense	0	0	0	0	0	0	0	0
Facility rent expense	1,342	1,342	1,640	1,639	2,684	3,279	4,026	4,919
Cost of management fees	153	150	161	174	315	325	468	486
Depreciation and amortization	645	649	694	769	1,297	1,545	1,942	2,239
General and administrative expense	861	823	743	714	1,722	1,591	2,583	2,334
Doubtful accounts expense	(111)	0	790	(135)	0	(137)	(111)	653
Other operating expenses	199	239	109	297	471	521	670	630
Total expenses	3,089	3,203	4,137	3,458	6,489	7,124	9,578	11,261
Income from operations	1,304	820	630	1,081	1,925	1,963	3,229	2,593
Other expense (income) :
Interest expense, net	666	663	692	684	1,344	1,399	2,010	2,091
Gain on extinguishment of debt	(146)		0				(146)	0
Other expense, net	122	323	9	(9)	717	135	839	144
Total other expense, net	642	986	701	675	2,061	1,534	2,703	2,235
(Loss) income from continuing operations before income taxes	662	(166)	(71)	406	(136)	429	526	358
(Loss) income from continuing operations	662	(166)	(71)	406	(136)	429	526	358
(Loss) income from discontinued operations, net of tax	(22)	(62)	(2)	6	(75)	(31)	(97)	(33)
Net (loss) income	640	(228)	(73)	412	(211)	398	429	325
Healthcare Services
Revenues:
Rental revenues	0	0			0		0
Total revenues	2,309	2,445			5,135		7,444
Expenses:
Patient care expense	2,454	2,254			4,457		6,911
Facility rent expense	298	297			595		893
Cost of management fees	0	0			0		0
Depreciation and amortization	6	3			5		11
General and administrative expense	111	122			259		370
Doubtful accounts expense	111	37			77		188
Other operating expenses	5	4			4		9
Total expenses	2,985	2,717			5,397		8,382
Income from operations	(676)	(272)			(262)		(938)
Other expense (income) :
Interest expense, net	3	3			9		12
Gain on extinguishment of debt	0						0
Other expense, net	0	0			0		0
Total other expense, net	3	3			9		12
(Loss) income from continuing operations before income taxes	(679)	(275)			(271)		(950)
(Loss) income from continuing operations	(679)	(275)			(271)		(950)
(Loss) income from discontinued operations, net of tax	0	0			0		0
Net (loss) income	(679)	(275)			(271)		(950)
Patient Care Revenues
Revenues:
Patient care, management fees and other revenues	2,309	2,445	0	0	5,135	0	7,444	0
Patient Care Revenues | Real Estate Services
Revenues:
Patient care, management fees and other revenues	0	0	0	0	0	0	0	0
Patient Care Revenues | Healthcare Services
Revenues:
Patient care, management fees and other revenues	2,309	2,445			5,135		7,444
Management Fees
Revenues:
Patient care, management fees and other revenues	248	247	244	244	495	488	743	732
Management Fees | Real Estate Services
Revenues:
Patient care, management fees and other revenues	248	247	244	244	495	488	743	732
Management Fees | Healthcare Services
Revenues:
Patient care, management fees and other revenues	0	0			0		0
Other Revenues
Revenues:
Patient care, management fees and other revenues	9	13	215	2	75	9	84	224
Other Revenues | Real Estate Services
Revenues:
Patient care, management fees and other revenues	9	13	$ 215	$ 2	75	$ 9	84	$ 224
Other Revenues | Healthcare Services
Revenues:
Patient care, management fees and other revenues	$ 0	$ 0			$ 0		$ 0